NOTES RECEIVABLE AND OTHER RECEIVABLES (Details Textual) ¥ in Millions	12 Months Ended
	Sep. 30, 2010 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2016 CNY (¥)
Notes, Loans and Financing Receivable, Net, Current | $		$ 214,999		$ 89,941
Other Receivables, Net, Current | $		1,514,545		1,625,872
Payments to Fund Long-term Loans to Related Parties	¥ 10.5
Other Receivables	10.5		¥ 7.4		¥ 7.4
Raozhou Dianli Ltd [Member]
Payments to Fund Long-term Loans to Related Parties	9.0
Pledged Assets Separately Reported, Real Estate Pledged as Collateral, at Fair Value	143.1
Xianjin Cao [Member]
Payments to Fund Long-term Loans to Related Parties	¥ 1.5
Trade Accounts Receivable [Member]
Other Receivables, Net, Current | $		$ 1,100,000		$ 1,100,000